Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Valuation Allowance [Line Items]
Income tax benefit	$ 32	$ 2	$ 365	$ (3)	$ (35)
Deferred Tax, State NOL			57
Federal Statutory Income Tax Rate			35.00%
Operating Loss Deduction			10
Deferred Interest Deduction			23
Valuation allowance			141	432	479	579
Deferred Tax Assets, Operating Loss Carryforwards, Domestic			866
Tax Credit Carryforward, Amount			2
Operating Loss Carryforwards, Valuation Allowance			84
Additional (benefit) tax on foreign unrepatriated earnings			30	2	(1)
Undistributed Earnings of Foreign Subsidiaries			516
Unrecognized Tax Benefits, Period Increase (Decrease)			11
Income Tax Examination, Penalties Expense			(2)	0	1
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued			25	27
Unrecognized Tax Benefits that Would Impact Effective Tax Rate			92
Expected tax benefit from American Taxpayer Relief Act of 2012			29
Tax Benefit from American Taxpayer Relief Act of 2012	29
Minimum
Valuation Allowance [Line Items]
Amount of Unrecognized Tax Benefits Expected to Be Recognized within the Next 12 Months			0
Maximum
Valuation Allowance [Line Items]
Amount of Unrecognized Tax Benefits Expected to Be Recognized within the Next 12 Months			$ 32